UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

July 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (92.6%)
Aerospace & Defense (1.4%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$199,500
250	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	146,875
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	118,438
200	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	190,500
					655,313
Agriculture (0.4%)
190	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	175,750

Auto Loans (2.4%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	271,006
350	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	08/01/12	7.500	323,244
625	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	559,365
					1,153,615
Auto Parts & Equipment (1.7%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	223,312
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	32,500
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC, Caa1)	08/15/14	10.000	175,225
150	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	129,750
225	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	229,500
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	53,875
					844,162
Banks (2.8%)
225	CIT Group, Inc., Senior Unsecured Notes#	(CC, Ca)	02/13/12	1.170	120,448
405	CIT Group, Inc., Senior Unsecured Notes	(CC, Ca)	02/13/12	5.400	222,268
174	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	165,735
775	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	714,938
23	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	19,780
113	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	98,310
28	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	21,560
					1,363,039
Beverages (0.5%)
250	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	246,250

Brokerage (0.5%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC-, B3)	12/01/15	7.875	246,000

Building & Construction (1.9%)
169	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	38,025
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(CCC-, Caa2)	04/15/12	8.375	193,875
50	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	48,750
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	187,250
175	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	143,937
275	Standard Pacific Corp., Company Guaranteed Notes	(CCC-, Caa1)	04/01/14	6.250	204,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(CC, Caa3)	02/15/14	7.500	$93,500
					910,212
Building Materials (1.1%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	92,625
225	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	160,875
175	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, Ba3)	11/01/11	9.000	175,438
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	63,875
75	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	57,000
					549,813
Chemicals (2.7%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)‡	(BBB-, Ba1)	10/01/18	7.125	25,062
100	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	105,750
75	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	61,500
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	232,500
120	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Caa2)	12/01/14	9.750	78,600
158	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	155,085
50	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	52,250
250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	253,750
200	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	191,500
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	58,500
75	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	70,500
					1,284,997
Computer Hardware (0.6%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	204,688
100	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00)‡	(BB+, Ba1)	05/01/14	10.000	110,000
					314,688
Consumer Products (1.3%)
200	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa2)	10/01/12	10.250	169,000
250	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	225,000
75	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	72,375
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	152,250
					618,625
Diversified Capital Goods (3.1%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	114,844
125	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	130,000
175	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	175,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	$190,125
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	138,750
150	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, Caa1)	06/01/17	7.375	110,625
175	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	153,125
125	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	120,781
75	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	75,000
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	115,625
209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa1)	06/15/12	9.875	183,920
					1,507,795
Electric - Generation (6.1%)
350	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	306,250
250	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	200,313
400	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	305,000
400	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	340,000
89	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	90,347
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	217,687
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	270,875
125	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	116,875
1,175	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	928,250
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	158,000
					2,933,597
Electric - Integrated (1.1%)
525	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	517,125

Electronics (1.8%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	146,250
175	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	118,125
50	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	49,250
150	Jabil Circuit, Inc., Senior Notes	(BB+, Ba1)	07/15/16	7.750	144,214
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	128,100
125	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	111,250
175	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	160,344
					857,533
Energy - Exploration & Production (5.9%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	135,375
125	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(B+, B1)	07/15/16	9.875	130,938
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	70,875
525	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	496,125
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	134,063
250	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	225,000
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	119,531

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$200	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	$185,000
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	109,375
150	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	146,625
125	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ 105.19)	(BB-, B2)	06/15/16	10.375	133,906
275	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	268,125
100	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	91,047
150	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	149,625
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	96,000
175	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	114,625
125	Swift Energy Co., Company Guaranteed Notes (Callable 07/15/10 @ $100.00)	(B+, B3)	07/15/11	7.625	123,125
125	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB-, B1)	02/01/14	7.000	123,125
					2,852,485
Environmental (0.8%)
100	Casella Waste Systems, Inc. Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	104,000
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	271,563
					375,563
Food & Drug Retailers (1.5%)
150	Ingles Markets, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.44)‡	(BB-, B1)	05/15/17	8.875	152,250
175	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	172,375
125	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.68)	(CCC, Caa3)	12/15/15	9.375	95,625
125	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88)‡	(B+, B3)	06/12/16	9.750	132,500
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	121,250
75	SUPERVALU, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	74,813
					748,813
Food - Wholesale (0.7%)
75	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	68,813
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	24,938
125	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(BB-, Ba3)	07/15/14	10.000	130,937
125	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B, Caa1)	05/15/13	7.750	106,875
					331,563
Forestry & Paper (1.7%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	87,100
300	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	298,500
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	49,000
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(C, Caa3)	05/01/13	12.000	29,500
175	NewPage Corp., Global Senior Secured Notes (Callable 05/01/10 @ $103.00)	(C, Caa2)	05/01/12	10.000	78,750
100	PE Paper Escrow GmbH, Rule 144A, Senior Secured Notes (Callable 08/01/12 @ $106.00)‡	(BB, Ba2)	08/01/14	12.000	99,623
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	65,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Forestry & Paper
$150	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	$81,750
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC, Caa1)	08/01/16	11.375	17,250
					806,473
Gaming (4.8%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	38,125
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	28,800
300	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	274,500
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	155,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	105,885
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	75,375
150	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	5,250
225	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B, Caa1)	06/01/17	11.250	228,937
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/10 @ $100.00)ø	(D, NR)	06/01/12	8.125	33
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	92,250
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	150,938
125	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	78,125
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B3)	11/15/15	8.500	99,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	147,000
25	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	18,375
200	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/13	6.750	153,500
200	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	221,000
275	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	268,812
125	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 8/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	125,625
75	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	73,219
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	647
					2,340,396
Gas Distribution (3.5%)
175	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	170,625
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	48,817
750	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	743,422
250	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	249,375
125	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	116,875
200	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(Be, B2)	07/01/16	8.250	178,500
200	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	200,531
					1,708,145
Health Services (7.1%)
150	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	150,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services
$100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	$108,750
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	109,000
200	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	207,000
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	172,375
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	836,000
100	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94)‡	(BB, Ba3)	02/15/20	7.875	98,375
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	118,125
150	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	157,875
125	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	125,312
150	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	139,125
75	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	56,625
125	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	120,313
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	169,312
475	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.37)‡	(BB-, B1)	07/01/19	8.875	503,500
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	105,625
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	24,375
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	125,625
150	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	132,750
					3,460,437
Hotels (0.9%)
125	Felcor Lodging LP, Global Company Guaranteed Notes	(B, B2)	06/01/11	9.000	110,000
225	Host Hotels & Resorts LP, Global Senior Secured Notes (Callable 11/01/09 @ $102.38)	(BB+, Ba1)	11/01/13	7.125	219,375
125	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	126,563
					455,938
Investments & Misc. Financial Services (0.2%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	107,250

Leisure (0.1%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	33,750

Machinery (0.9%)
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	176,312
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	118,125
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	145,688
					440,125
Media - Broadcast (1.3%)
125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	104,375
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	45,175
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	23,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Broadcast
$200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	$183,000
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, Ba3)	09/01/12	8.750	177,625
115	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	77,050
30	Univision Communications, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/11 @ $106.00)‡	(B-, B2)	07/01/14	12.000	32,100
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	325
					642,900
Media - Cable (4.5%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	306,250
350	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, NR)	10/01/15	11.000	45,063
275	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, NR)	09/15/10	10.250	294,250
281	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	1,433
100	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B1)	04/30/12	10.000	100,250
25	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	25,875
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	465,750
50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	51,750
250	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba2)	03/15/13	8.375	256,562
300	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	288,750
250	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	249,375
100	Videotron LTee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56)‡	(BB-, Ba2)	04/15/18	9.125	104,250
					2,189,558
Media - Services (1.2%)
150	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	129,750
150	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	157,875
175	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	159,250
125	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	133,125
					580,000
Metals & Mining - Excluding Steel (2.4%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	750
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	4,500
200	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	211,739
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	185,763
311	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(CCC-, Caa2)	05/15/15	5.413	167,949
75	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	75,750
125	Teck Resources, Ltd., Rule 144A, Senior Secured Notes‡	(BB+, Ba2)	05/15/14	9.750	139,688
75	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.13)‡	(BB+, Ba2)	05/15/16	10.250	85,313
250	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ $105.38)‡	(BB+, Ba2)	05/15/19	10.750	292,187
					1,163,639

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Non-Food & Drug Retailers (1.9%)
$200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	$157,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	111,250
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	66,150
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	85,575
190	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	192,850
350	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	253,750
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	45,000
					911,575
Oil Field Equipment & Services (1.6%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	141,000
125	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	115,625
95	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	88,825
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	133,312
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	121,875
150	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	161,250
					761,887
Oil Refining & Marketing (0.6%)
100	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	101,250
225	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	208,125
					309,375
Packaging (1.4%)
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	116,250
150	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	132,000
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(BB-, B1)	11/15/15	7.750	76,500
75	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	70,125
175	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	168,437
50	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	49,500
75	Solo Cup Co., Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $105.25)‡	(B+, B2)	11/01/13	10.500	79,313
					692,125
Printing & Publishing (0.9%)
325	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	281,125
50	Dex Media West Finance Co., Series B, Global Senior Subordinated Notes (Callable 08/15/09 @ $103.29)ø	(D, NR)	08/15/13	9.875	9,375
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	14,625
325	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	21,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing
$155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	$132,525
					458,775
Railroads (0.6%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	146,250
125	RailAmerica Inc., Rule 144A, Senior Secured Notes (Callable 7/01/13 @ $104.62)‡	(BB-, B1)	07/01/17	9.250	129,375
					275,625
Software/Services (2.2%)
250	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	214,375
200	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	169,750
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	76,125
250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	257,500
125	Unisys Corp., Senior Unsecured Notes	(B, Caa1)	10/15/12	8.000	105,625
275	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	246,125
					1,069,500
Steel Producers/Products (1.3%)
225	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	226,125
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)ø	(D, NR)	02/15/14	11.250	36,000
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	156,625
200	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	199,000
					617,750
Support-Services (3.7%)
125	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	126,562
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	108,125
150	Corrections Corp. of America, Company Guaranteed Notes (Callable 06/01/13 @ $103.88)	(BB, Ba2)	06/01/17	7.750	151,125
150	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	151,125
140	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B2)	01/01/14	8.875	135,450
125	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/10 @ $101.10)	(B+, B2)	01/01/16	6.625	116,094
125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)	(B-, B2)	05/15/12	9.625	127,500
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	45,250
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	195,500
125	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	107,812
35	RSC Equipment Rental, Inc. Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $105.00)‡	(BB-, B1)	07/15/17	10.000	37,013
150	Sotheby’s, Global Company Guaranteed Notes	(B, Ba3)	06/15/15	7.750	117,750
195	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC-, B3)	09/01/14	9.875	159,900

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$200	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	$201,000
					1,780,206
Telecom - Integrated/Services (5.7%)
200	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	190,500
325	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	307,125
100	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	101,750
215	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	216,075
500	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/09 @ $104.63)	(BB-, B3)	08/15/14	9.250	508,750
125	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44)	(BB-, B3)	01/15/15	8.875	126,875
400	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	5.474	298,000
225	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	195,750
500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	491,250
25	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	25,062
275	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	280,500
					2,741,637
Telecom - Wireless (4.3%)
200	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	205,500
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	204,000
75	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	75,000
75	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	79,594
75	DigitalGlobe, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25)‡	(BB, Ba3)	05/01/14	10.500	78,562
200	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	208,000
650	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	565,500
100	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	101,500
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	76,500
575	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	505,281
					2,099,437
Textiles & Apparel (0.4%)
100	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	102,000
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)	(BB+, Ba3)	05/01/13	8.125	101,250
					203,250
Theaters & Entertainment (0.8%)
200	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	185,500
200	AMC Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/01/14 @ $104.38)‡	(B-, B1)	06/01/19	8.750	198,000
					383,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Tobacco (0.3%)
$125	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	$123,750
TOTAL U.S. CORPORATE BONDS (Cost $50,193,441)					44,843,941

FOREIGN CORPORATE BONDS (6.5%)
Aerospace & Defense (0.6%)
300	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	279,000

Chemicals (0.8%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 08/15/09 @ $100.00) (Germany)#‡	(B-, B2)	09/15/13	2.629	244,500
325	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	134,875
					379,375
Electronics (0.6%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	182,875
9	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands) (EUR)‡	(B-, NR)	07/15/13	10.000	8,556
125	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	87,500
					278,931
Energy - Exploration & Production (0.2%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	116,375

Forestry & Paper (0.4%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	51,062
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	143,500
					194,562
Media - Cable (0.9%)
150	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) (EUR)‡	(B+, B2)	02/15/15	10.125	225,422
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	203,000
					428,422
Media - Diversified (0.5%)
250	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	238,750

Oil Field Equipment & Services (0.3%)
175	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	168,875

Pharmaceuticals (0.1%)
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	73,875

Telecom - Integrated/Services (0.5%)
292	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	251,120

Telecom - Wireless (0.3%)
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 7/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	53,750
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 7/15/13 @ $105.88) (Luxembourg) (EUR)‡	(BB-, B2)	07/15/17	11.750	73,064
					126,814

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecommunications Equipment (0.1%)
$125	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	$55,313

Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) (EUR)ø‡	(NR, NR)	11/15/12	9.875	35,621

Transportation - Excluding Air/Rail (1.1%)
325	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	277,875
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	258,500
					536,375
TOTAL FOREIGN CORPORATE BONDS (Cost $3,676,166)					3,163,408

BANK LOANS (0.3%)
Energy - Exploration & Production (0.3%)
175	ATP Oil & Gas (Cost $131,250)	(NR, NR)	07/15/14	5.750	136,500

Number of Shares

COMMON STOCKS (0.1%)
Chemicals (0.1%)
9,785	Huntsman Corp.				60,080

Containers & Packaging (0.0%)
750	Constar International, Inc.*				9,000
TOTAL COMMON STOCKS (Cost $137,867)					69,080

PREFERRED STOCK (0.1%)
Banks (0.1%)
89	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $20,583)				40,987

Par (000)

SHORT-TERM INVESTMENT (0.9%)

$441	State Street Bank and Trust Co. Euro Time Deposit (Cost $441,000)		08/03/09	0.010	441,000

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $54,600,307)					48,694,916

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)					(245,031)

NET ASSETS (100.0%)					$48,449,885

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts
USD	332,091	EUR	238,000	10/16/09	(332,091)	(337,440)	$(5,349)
USD	78,317	EUR	55,000	10/16/09	(78,318)	(77,980)	338
Total							$(5,011)

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2009, these securities amounted to a value of $10,844,894 or 22.4% of net assets.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2009.
+	Step Bond — The interest rate is as of July 31, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 — quoted prices in active markets for identical investments

•     Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$44,843,941	$—	$44,843,941
Foreign Corporate Bonds	—	3,163,408	—	3,163,408
Bank Loans	—	136,500	—	136,500
Common Stocks	69,080	—	—	69,080
Preferred Stocks	40,987	—	—	40,987
Short-Term Investment	—	441,000	—	441,000
Other Financial Instruments *
Forward Foreign Currency Contracts	(5,011)	—	—	(5,011)
	$105,056	$48,584,849	$—	$48,689,905

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $54,600,307, $1,626,102, $(7,531,493) and $(5,905,391) respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009